Victory Fund for Income Expense Example - Class A Class C Class I Class R Class R6 Class Y [Member] - Victory Fund for Income	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 316
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	735
Expense Example, with Redemption, 10 Years	1,362
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	274
Expense Example, with Redemption, 3 Years	714
Expense Example, with Redemption, 5 Years	1,280
Expense Example, with Redemption, 10 Years	2,425
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	854
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	553
Expense Example, with Redemption, 10 Years	1,238
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	820
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	$ 883